                         DELAWARE GROUP EQUITY FUNDS V

                         Delaware Small Cap Value Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                             dated January 31, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Small Cap Value Fund":

                                                                                  Average annual returns for periods ending 12/31/01
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                                                                                                1 year      5 years     Lifetime**
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
 Class A return before taxes (Inception 6/24/87)                                                  4.83%       5.45%       10.83%
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 Class A return after taxes on distributions                                                      2.94%       6.66%        9.17%
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 Class A return after taxes on distributions and sale of Fund shares                              4.70%       6.15%        8.47%
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 Class B return before taxes* (Inception 9/6/94)                                                  6.45%       8.08%       10.77%
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 Class C return before taxes* (Inception 11/29/95)                                                9.50%       8.43%       10.92%
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 Russell 2000 Value Index**
 (reflects no deduction for fees, expenses, or taxes)                                           -14.02%      11.21%       15.11%
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


The Fund's returns are compared to the performance of the Russell 2000 Value Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 10.45%, 8.41% and 10.77%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 10.50%, 8.43% and 10.92%, respectively, for the one-year, five-year and lifetime periods.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Index returns are for 10 years. Russell 2000 Value Index returns for Class B and Class C lifetime periods were 13.59% and 13.22%, respectively.

                                                                      PS-067
                                                                (J8595) BUR 9/02

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What are Delaware Small Cap Value Fund's fees and expenses?

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
Sales charges are fees paid                CLASS                                                      A            B            C
directly from your                         -----------------------------------------------------------------------------------------
investments when you buy or                Maximum sales charge (load) imposed
sell shares of the fund.                    on purchases as a percentage of
                                            offering price                                        5.75%         none         none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                              none(1)     4.00%(2)     1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                none         none         none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                         none         none         none
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


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
Annual fund operating                      CLASS                                                      A            B            C
expenses are deducted from                 -----------------------------------------------------------------------------------------
the Fund's assets.                         Management fees                                        0.75%        0.75%        0.75%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                  0.30%        1.00%        1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                         0.53%        0.53%        0.53%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                               1.58%        2.28%        2.28%
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




------------------------------------------------------------------------------------------------------------------------------------
This example is intended to                CLASS(5)                        A        B               B              C             C
help you compare the cost of                                                             (if redeemed)                (if redeemed)
investing in the Fund to the               -----------------------------------------------------------------------------------------
cost of investing in other                  1 year                      $726     $231            $631           $231          $331
mutual funds with similar                  -----------------------------------------------------------------------------------------
investment objectives. We                   3 years                   $1,045     $712            $987           $712          $712
show the cumulative amount of              -----------------------------------------------------------------------------------------
Fund expenses on a                          5 years                   $1,386   $1,220          $1,445         $1,220        $1,220
hypothetical investment of                 -----------------------------------------------------------------------------------------
$10,000 with an annual 5%                  10 years                   $2,345   $2,440          $2,440         $2,615        $2,615
return over the time shown.(4)
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


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
The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share class -- CLASS B" on page 10 of the
Prospectus:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.


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